Goodwill and Other Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Amortizable intangible assets
Net carrying amount at the beginning of the period	$ 21,000	$ 10,040	$ 10,040
Amortization	(200)	(200)	(640)	(600)	(600)
Reclassification to amortizable intangible asset			11,600
Net carrying amount at the end of the period			21,000	10,040
Nonamortizable intangible assets
Net carrying amount at the beginning of the period		16,304	16,304
Impairments			(4,704)	(1,100)
Reclassification to amortizable intangible asset			(11,600)
Net carrying amount at the end of the period				16,304
Total other intangible assets
Other intangible assets	20,771		21,000	26,344
Customer relationships
Amortizable intangible assets
Net carrying amount at the beginning of the period		9,600	9,600
Amortization			(600)
Net carrying amount at the end of the period			9,000
Technology
Amortizable intangible assets
Net carrying amount at the beginning of the period		440	440
Amortization			(40)
Net carrying amount at the end of the period			400
Trademarks
Amortizable intangible assets
Reclassification to amortizable intangible asset			11,600
Net carrying amount at the end of the period			11,600
Nonamortizable intangible assets
Reclassification to amortizable intangible asset			$ (11,600)